Share based payments - Option activity (Details)	12 Months Ended
Dec. 31, 2021 shares £ / shares
Share-Based Payment Arrangements [Abstract]
Beginning balance (in shares) | shares	7,451,700
Granted (in shares) | shares	3,237,000
Exercised (in shares) | shares	(1,597,800)
Forfeited/Replaced (in shares) | shares	(825,000)
Ending balance (in shares) | shares	8,265,900
Exercisable (in shares) | shares	3,912,600
Beginning balance, weighted average exercise price (GBP per share) | £ / shares	£ 0.01
Granted, weighted average exercise price (GBP per share) | £ / shares	0.04
Exercised, weighted average exercise price (GBP per share) | £ / shares	0.01
Forfeited/Replaced, weighted average exercise price (GBP per share) | £ / shares	0.01
Ending balance, Weighted average exercise price (GBP per share) | £ / shares	0.02
Exercisable, weighted average exercise price (GBP per share) | £ / shares	£ 0.01